Nature of Business and Organization (Tables)	12 Months Ended
Dec. 31, 2020
Nature of Business and Organization
Schedule of United World BVI's subsidiaries/VIEs
Name	Principle of business	Country of incorporation	Date of incorporation	Ownership
United World (Hong Kong) Holding Group Limited (“United World HK”)	Holding company	Hong Kong	August 7, 2018	100%

Yunnan United World Enterprise Management Company Limited (“United World WFOE”)	Holding company and deemed a wholly foreign owned enterprise (“WFOE”)	PRC	September 13, 2018	100%

United Culture Exchange (Beijing) Company Limited (“United Culture”)	Conferences and event organizing and B&B inns	PRC	October 31, 2016	VIE by contractual arrangements